Segment Information (Details 2) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)	$ 675	$ 723	$ 749	$ 680	$ 563	$ 528	$ 627	$ 556	$ 2,827	$ 2,274	$ 2,076
Intersegment eliminations
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									(231)	(190)	(118)
Intersegment eliminations | Aerospace Systems
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									13	13	8
Intersegment eliminations | Electronic Systems
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									118	103	63
Intersegment eliminations | Information Systems
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									61	44	28
Intersegment eliminations | Technical Services
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									39	30	19
Aerospace Systems
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									1,256	1,071	416
Electronic Systems
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									1,023	969	947
Information Systems
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									756	624	626
Technical Services
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									206	161	144
Subtotal Segments
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									3,010	2,635	2,015
Unallocated corporate expenses
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									(182)	(100)	(141)
Net pension adjustment
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									10	(237)	272
Royalty income adjustment
Reconciliation of Segment Operating Income to Total Operating Income (Table Amounts) [Abstract]
Total operating income (loss)									$ (11)	$ (24)	$ (70)